UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place,

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
ANNUAL REPORT
SEPTEMBER 30, 2018

CSOP ETF TRUST

Letter to Shareholders (unaudited)
October 18, 2018

Dear Shareholder,
Graham Allison’s Destined for War: Can America and China Escape Thucydides’ Trap was named the best book of the year by Financial Times. Allison, a renowned Harvard University scholar and national security expert, argued that China and the United States were “currently on a collision course for war”. A-share investors seemed to agree with his view, evidenced by the almost 15% drop in the CSI 300 Index(1) or the 10% correction of the FTSE China A50 Index(2) in the first nine months of 2018. Unfortunately the long-waited inclusion of A-share securities by MSCI failed to lift the domestic sentiment as President Trump’s aggression towards China turned many people’s sweet dream to a nightmare.
Encouraged by the decade-low unemployment rate and rising political approval rate, President Trump levied 25% tariffs on United States Dollar (“USD”) 50 billion of Chinese goods and 10% tariffs on an additional USD 200 billion of imports from China (to become 25% in 2019) respectively, in August and September. China retaliated by a similar tariff rate on US-manufactured products. Chinese currency (“RMB”)(3) depreciated by 10% from April to September, along with other emerging market currencies due to the stronger USD and rising rates. Several counter-measures were weighed by the Chinese elite class, including the sale of US treasuries, sharp depreciation of RMB and tax on US companies’ sales in China. However all of those measures would backfire, more or less, and therefore the possibility of implementation is pretty much unlikely. On the US side opinions were also divided. US defense minister Mattis asserted that the US had no intention to contain China, a view seemingly not shared with President Trump. The US’ threat to exit from the Universal Postal Union was considered the latest move to hurt the small and medium enterprises and e-commerce business in China.
Worried about further escalation of trade tension between the world’s largest economies, investors chose to dump Chinese companies’ shares and wait on the sideline for further clues. The euphoria in the A-share market at beginning of the year was soon replaced with confusion and disappointment. The sentiment switch inconveniently coincided with the US Federal Reserve’s hawkish outlook and rate-hikes. The yield of the 10-year treasury exceeded 3%, a level not seen since end of 2013. Unlike short-term rates controlled by the Federal Reserve, long-term rates implicate an inflation expectation. Market participants were concerned that higher inflation expectation could result in a faster pace of rate hikes.
Actually, China’s economic fundamentals were not as bad as the stock market performance implied. 3rd quarter gross domestic product read at 6.5%, above estimates by many economists who saw a 0.5% – 1% hit by the trade tension. The better-than-expected economic growth mainly contributed to the proactive monetary policy by the country’s top leaders, who decisively suspended deleveraging policies and cut 100-basis points in banks’ required reserve ratio. That move alone injected RMB 1.2 trillion into the system. To be sure, the 2008 – 2009 Chinese economic stimulus plan was a RMB 4 trillion package which spurred the local stock market to almost double in the next one year.
China’s booming consumption sector may also shed light on why we are less pessimistic at the current stage. A local romantic comedy beat out the latest installment of the Star Wars franchise at China’s box office. The Last Jedi, which recorded RMB 267 million for first 29 days, was eclipsed by the Ex-Files 3: The Return of the Exes, according to Maoyan Movie. The locally produced, low-budget romantic comedy grossed more than seven times as much as the American blockbuster during the same period. The surprising result represented a shift in consumption power of younger Chinese, who are opting for domestic movies over foreign films. Overall, China’s box office grew by a whopping 22.9% from 2016 to 2017.

CSOP ETF TRUST

LETTER TO SHAREHOLDERS (unaudited) (concluded)
Allison coined the phrase Thucydides’ Trap to refer to when a rising power like Athens (China) causes fear in an established power like Sparta (the US) and results in a war. However he may have ignored two obvious facts. Athens had an empire and wished to eliminate Sparta who lived a simple life and wanted no war. China is no Athens, let alone a plan to eliminate the established order by the US. In contrast, China is intelligent to realize that any war with the US could easily destroy all China has achieved in the short period of past four decades. On the other hand, the US also knows a war — not to mention a nuclear war — is a no-win situation. Therefore we believe once the two parties figure out solutions to the trade disputes, the market sentiment will improve. As for the timing, a slowdown of the US economy or a continuing correction of the US stock market may provide incentive for President Trump to sit down with his Chinese counterpart. Before then, we may need some patience.
Patience is a virtue. During this tough period, we are patient to refine our products to better serve our investors when the sentiment changes. We are patient to continue providing insights on China-related topics. And we are patient to improve our innovation capability to help investors to capitalize on China’s growth story. As your trusted partner for China-related investment solutions, we remain ever appreciative of your belief in our mission and look forward to your continued support of our products, our company, and our devoted employees.
Sincerely,
Ding Chen
Trustee and Chairman
CSOP ETF Trust

(1)
The CSI 300 Index measures the performance of the 300 A-Share Stocks with the largest market capitalizations listed on the Main Board of the Shanghai Stock Exchange or the Main Board, Small and Medium Enterprise Board or the ChiNext Board of the Shenzhen Stock Exchange.

(2)
FTSE China A50 Index is a capitalization-weighted index of 50 China A-Share companies. The index is designed to measure the performance of China’s economy through changes in the aggregate market value of the 50 largest China A-Share companies.

(3)
RMB is the abbreviation of Chinese Renminbi.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)
The CSOP FTSE China A50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the “Index”). The Fund uses a representative sampling strategy. For the 12 months ended September 30, 2018, the Fund’s total return was -2.34% while the Index’s total return was -1.56%.
FTSE China A50 Index recorded almost no change during the fiscal year ended September 30, 2018. China’s onshore stocks rallied till end of January 2018 on the solid economic growth and the authorities’ determination to push for more reforms. However the investors started to worry about China’s economic slowdown due to the skirmish between the US and China and the forced liquidation from pledged stocks. To turn around the negative sentiment, China’s top leaders cut required reserve ratio to inject more liquidity, and promised to support private enterprises and consumers through tax cuts.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP FTSE China A50 ETF vs the FTSE China A50 Net Total Return Index®(1) from March 10, 2015 (commencement of operations date)* to September 30, 2018.
	1 Year Return	Annualized 3 Years Return	Annualized Since Inception Return	Since Inception Date
CSOP FTSE China A50 ETF (NAV)	-2.34%	8.52%	3.60%	3/10/2015
CSOP FTSE China A50 ETF (Market)	-2.11%	9.14%	3.80%	3/10/2015
FTSE China A50 Net Total Return Index®(1)	-1.56%	8.20%	3.42%	3/10/2015

*
The commencement of operations date, March 10, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP FTSE China A50 ETF was listed on the NYSE Arca, Inc. on March 12, 2015.

(1)
The FTSE China A50 Net Total Return Index® (the “Index”) is comprised of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index. The Index is a subset of the FTSE China A All Cap Free Index. The FTSE China A All Cap Free Index is FTSE’s most comprehensive benchmark for the Chinese A share market. It is denominated and quoted in Chinese Offshore Renminbi (“RMB”) and comprised of stocks listed on the Shanghai Stock and Shenzhen Stock Exchange main markets, the Shenzhen SME Board and/or the Shenzhen ChiNext Board. The Index is a net total return index, which means that its performance reflects the reinvestment of dividends, net of withholding taxes, from the securities included on the Index.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited) (concluded)
The CSOP MSCI China A International Hedged ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the MSCI China A International with CNH 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index and as a result may or may not hold all of the securities that are included in the Index. For the 12 months ended September 30, 2018, the Fund’s total return was -9.75% while the Index’s total return was -17.22%.
Index provider MSCI included China A-shares in its emerging market (EM) index for first time in June 2018. After the initial inclusion China’s onshore equity represents about 0.73% of the EM index. MSCI is now launching a consultation on a further weight increase of China A shares in their indexes. The index provider proposed to increase the inclusion factor of China A large cap securities from 5% to 20% in two phases, and add mid cap securities with a 20% inclusion factor in one phase. Global investors can no longer ignore A-share exposure when the factor is 20%.
For the 12 months ended September 30, 2018, offshore RMB (also known as CNH) experienced great volatility and depreciated against the US dollar by more than 3%. The hedging feature of the Fund offered protection for the investors from the unwanted foreign exchange fluctuation. In the foreseeable future, the volatility of the CNH may continue to stay at a high level due to the uncertainty of the trade dispute between the US and China.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP MSCI China A International Hedged ETF vs MSCI China A International with CNH 100% Hedged to USD Index®(1) from October 20, 2015 (commencement of operations date)* to September 30, 2018.
	1 Year Return	Annualized Since Inception Return	Since Inception Date
CSOP MSCI China A International Hedged ETF (NAV)	-9.75%	-3.28%	10/20/2015
CSOP MSCI China A International Hedged ETF (Market)	-10.07%	-3.76%	10/20/2015
MSCI China A International with CNH 100% Hedged to USD Index®(1)	-17.22%	-7.06%	10/20/2015

*
The commencement of operations date, October 20, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP MSCI China A International Hedged ETF was listed on the NYSE Arca, Inc. on October 21, 2015.

(1)
The MSCI China A International with CNH 100% Hedged to USD Index® (the “Index”) is designed to track the equity market performance of Chinese securities (A-Shares) listed on both the Shanghai Stock Exchange and the Shenzhen Stock Exchange, while at the same time neutralizing exposure to the fluctuations of the RMB relative to the U.S. dollar. The Index is broad-based and aims to capture the majority of the investible domestic Chinese equity universe, including large-cap and mid-cap A-Share stocks. The Index is currency hedged to the U.S. dollar by adjusting the daily index value to reflect the impact of selling renminbi (“RMB”) forward contracts at the one-month forward rate published by WM/Reuters.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
September 30, 2018
(unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 until September 30, 2018.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 4/1/2018	Actual Ending Value 9/30/2018	Hypothetical Ending Account Value 9/30/2018	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$868.80	$1,021.56	$3.28	$3.55	0.70%
CSOP MSCI China A International Hedged ETF	1,000.00	912.70	1,021.11	3.79	4.00	0.79%

(a)
Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS
September 30, 2018
	Shares	Market Value
Common Stocks – 98.7%
China – 98.7%
Advertising – 1.1%
Focus Media Information Technology Co. Ltd. Class A	85,040	$105,149
Auto Manufacturers – 1.8%
SAIC Motor Corp. Ltd. Class A	34,289	165,803
Banks – 34.2%
Agricultural Bank of China Ltd. Class A	484,300	273,727
Bank of Beijing Co. Ltd. Class A	160,572	142,549
Bank of China Ltd. Class A	266,500	144,044
Bank of Communications Co. Ltd. Class A	253,100	214,763
Bank of Shanghai Co. Ltd. Class A	57,626	102,149
China CITIC Bank Corp. Ltd. Class A	34,438	30,322
China Construction Bank Corp. Class A	113,800	119,711
China Everbright Bank Co. Ltd. Class A	176,200	100,101
China Merchants Bank Co. Ltd. Class A	148,628	662,752
China Minsheng Banking Corp. Ltd. Class A	349,584	322,029
Industrial & Commercial Bank of China Ltd. Class A	272,700	228,620
Industrial Bank Co. Ltd. Class A	175,132	405,864
Ping An Bank Co. Ltd. Class A	91,224	146,462
Shanghai Pudong Development Bank Co. Ltd. Class A	181,881	280,650
		3,173,743
Beverages – 9.8%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	5,600	104,148
Kweichow Moutai Co. Ltd. Class A	5,547	588,349
Wuliangye Yibin Co. Ltd. Class A	22,300	220,165
		912,662
Building Materials – 1.3%
Anhui Conch Cement Co. Ltd. Class A	21,800	116,531
Coal – 0.8%
China Shenhua Energy Co. Ltd. Class A	25,067	74,263
Commercial Services – 0.3%
Shanghai International Port Group Co. Ltd. Class A	38,100	29,949
Computers – 1.5%
360 Security Technology, Inc. Class A	5,000	19,208
BOE Technology Group Co. Ltd. Class A	261,200	119,547
		138,755
Diversified Financial Services – 3.6%
CITIC Securities Co. Ltd. Class A	98,246	238,246
Guotai Junan Securities Co. Ltd. Class A	41,800	91,040
		329,286

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Electric – 1.3%
China Yangtze Power Co. Ltd. Class A	50,100	$119,235
Electronics – 1.6%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	35,363	147,669
Engineering & Construction – 3.0%
China Communications Construction Co. Ltd. Class A	17,800	33,052
China Railway Group Ltd. Class A	65,000	73,382
China State Construction Engineering Corp. Ltd. Class A	212,360	169,394
		275,828
Food – 3.0%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,400	39,125
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	63,000	235,066
		274,191
Home Furnishings – 6.3%
Gree Electric Appliances, Inc. of Zhuhai Class A(a)	53,800	314,240
Midea Group Co. Ltd. Class A(b)(c)	45,290	265,192
		579,432
Insurance – 15.6%
China Life Insurance Co. Ltd. Class A	18,445	60,782
China Pacific Insurance Group Co. Ltd. Class A	31,817	164,158
New China Life Insurance Co. Ltd. Class A	8,246	60,481
Ping An Insurance Group Co. of China Ltd. Class A	116,436	1,158,862
		1,444,283
Iron/Steel – 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	66,400	75,734
Miscellaneous Manufacturer – 1.3%
CRRC Corp. Ltd. Class A	94,130	118,167
Oil & Gas – 2.1%
China Petroleum & Chemical Corp. Class A	120,800	124,969
PetroChina Co. Ltd. Class A	51,200	68,217
		193,186
Pharmaceuticals – 2.1%
Jiangsu Hengrui Medicine Co. Ltd. Class A	21,410	197,535
Real Estate – 5.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	26,000	70,605
China Vanke Co. Ltd. Class A	81,800	288,811
Poly Real Estate Group Co. Ltd. Class A	86,400	152,777
		512,193

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2018

	Shares	Market Value
Telecommunications – 1.1%
China United Network Communications Ltd. Class A	96,200	$77,855
Foxconn Industrial Internet Co. Ltd. Class A(a)	14,100	29,173
		107,028
Transportation – 0.6%
SF Holding Co. Ltd. Class A	9,000	56,151
Total Common Stocks (Cost $8,629,173)		9,146,773
Total Investments – 98.7% (Cost $8,629,173)#		9,146,773
Other assets in excess of liabilities – 1.3%		122,051
Net Assets – 100.0%		$9,268,824

(a)
Non-income producing security.

(b)
Security deemed illiquid as of September 30, 2018.

(c)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2018, the value of these securities amounted to $265,192 or 2.9% of net assets.

#
Cost for federal income tax purposes is $9,161,322. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,217,603
Gross unrealized depreciation	(1,232,152)
Net unrealized depreciation	$(14,549)

Summary of Investments by Sector^ (unaudited)
Financials	53.4%
Consumer Staples	12.9
Consumer Discretionary	8.0
Real Estate	5.5
Industrials	5.2
Information Technology	4.5
Energy	2.9
Health Care	2.1
Materials	2.1
Utilities	1.3
Telecommunication Services	0.8
Other assets in excess of liabilities	1.3
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS
September 30, 2018
	Shares	Market Value
Common Stocks – 91.5%
China – 91.5%
Advertising – 0.4%
Focus Media Information Technology Co. Ltd. Class A	4,440	$5,490
Aerospace/Defense – 0.4%
AECC Aviation Power Co. Ltd. Class A	700	2,447
AVIC Aircraft Co. Ltd. Class A	1,400	3,230
		5,677
Agriculture – 0.7%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	962
Muyuan Foodstuff Co. Ltd. Class A	1,080	3,907
New Hope Liuhe Co. Ltd. Class A(a)	2,100	1,870
Tongwei Co. Ltd. Class A	1,800	1,745
		8,484
Airlines – 0.8%
Air China Ltd. Class A	1,600	1,895
China Eastern Airlines Corp. Ltd. Class A	3,700	3,010
China Southern Airlines Co. Ltd. Class A	3,800	3,732
Spring Airlines Co. Ltd. Class A	400	2,088
		10,725
Auto Manufacturers – 2.1%
BYD Co. Ltd. Class A	700	4,994
Chongqing Changan Automobile Co. Ltd. Class A	2,000	2,115
SAIC Motor Corp. Ltd. Class A	3,500	16,924
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	2,558
		26,591
Auto Parts & Equipment – 1.0%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,067
Huayu Automotive Systems Co. Ltd. Class A	1,100	3,596
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,247
Weichai Power Co. Ltd. Class A	3,200	3,975
		12,885
Banks – 18.8%
Agricultural Bank of China Ltd. Class A	32,400	18,313
Bank of Beijing Co. Ltd. Class A	8,640	7,670
Bank of China Ltd. Class A	21,200	11,459
Bank of Communications Co. Ltd. Class A	18,700	15,867
Bank of Guiyang Co. Ltd. Class A(a)	1,200	2,132
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Banks – 18.8% (continued)
Bank of Jiangsu Co. Ltd. Class A	5,200	$4,881
Bank of Nanjing Co. Ltd. Class A	4,536	5,042
Bank of Ningbo Co. Ltd. Class A	2,730	7,045
Bank of Shanghai Co. Ltd. Class A	4,780	8,473
China CITIC Bank Corp. Ltd. Class A	2,600	2,289
China Construction Bank Corp. Class A	5,100	5,365
China Everbright Bank Co. Ltd. Class A	18,900	10,737
China Merchants Bank Co. Ltd. Class A	10,500	46,821
China Minsheng Banking Corp. Ltd. Class A	15,960	14,702
Huaxia Bank Co. Ltd. Class A	5,040	5,983
Industrial & Commercial Bank of China Ltd. Class A	23,200	19,450
Industrial Bank Co. Ltd. Class A	10,600	24,565
Ping An Bank Co. Ltd. Class A	8,160	13,101
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	19,418
		243,313
Beverages – 7.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	13,018
Kweichow Moutai Co. Ltd. Class A	600	63,640
Luzhou Laojiao Co. Ltd. Class A	600	4,142
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	2,748
Tsingtao Brewery Co. Ltd. Class A	400	2,021
Wuliangye Yibin Co. Ltd. Class A	1,700	16,784
		102,353
Biotechnology – 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,643
Building Materials – 1.3%
Anhui Conch Cement Co. Ltd. Class A	2,100	11,225
BBMG Corp. Class A	3,800	2,048
Beijing New Building Materials PLC Class A	800	1,929
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	1,959
		17,161
Chemicals – 1.1%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)(b)(c)	2,200	2,116
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	1,187
Rongsheng Petro Chemical Co. Ltd. Class A(a)	1,500	2,441
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,725
Tianqi Lithium Corp. Class A	500	2,763
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,553
		13,785

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Coal – 1.0%
China Shenhua Energy Co. Ltd. Class A	2,200	$6,518
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,907
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,600	1,869
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	1,643
		12,937
Commercial Services – 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	2,442
Shanghai International Port Group Co. Ltd. Class A	3,300	2,594
		5,036
Computers – 1.7%
Aisino Corp. Class A	1,000	4,044
BOE Technology Group Co. Ltd. Class A	16,100	7,369
Dawning Information Industry Co. Ltd. Class A	300	2,044
DHC Software Co. Ltd. Class A	1,400	1,831
Fujian Newland Computer Co. Ltd. Class A	900	1,859
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,274
Venustech Group, Inc. Class A	800	2,192
		21,613
Distribution/Wholesale – 0.3%
Liaoning Cheng Da Co. Ltd. Class A	800	1,608
Shanghai Jahwa United Co. Ltd. Class A	400	1,714
		3,322
Diversified Financial Services – 5.7%
Anxin Trust Co. Ltd. Class A	2,376	1,788
Changjiang Securities Co. Ltd. Class A	2,600	1,926
China Merchants Securities Co. Ltd. Class A	2,800	5,342
CITIC Securities Co. Ltd. Class A	4,700	11,397
Dongxing Securities Co. Ltd. Class A	900	1,342
Everbright Securities Co. Ltd. Class A	1,600	2,208
Founder Securities Co. Ltd. Class A	4,400	3,529
GF Securities Co. Ltd. Class A	2,800	5,635
Guosen Securities Co. Ltd. Class A	2,200	2,698
Guotai Junan Securities Co. Ltd. Class A	3,400	7,405
Guoyuan Securities Co. Ltd. Class A	1,650	1,652
Haitong Securities Co. Ltd. Class A	3,900	5,077
Huatai Securities Co. Ltd. Class A(a)	2,600	5,950
Industrial Securities Co. Ltd. Class A	3,560	2,348
Orient Securities Co. Ltd. Class A	2,700	3,503
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Diversified Financial Services – 5.7% (continued)
Shanxi Securities Co. Ltd. Class A	1,200	$1,088
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	5,826
Sinolink Securities Co. Ltd. Class A	1,600	1,632
SooChow Securities Co. Ltd. Class A	1,300	1,207
Western Securities Co. Ltd. Class A	1,600	1,881
		73,434
Electric – 3.2%
China National Nuclear Power Co. Ltd. Class A	6,200	5,414
China Yangtze Power Co. Ltd. Class A	5,900	14,042
GD Power Development Co. Ltd. Class A	8,500	3,149
Huadian Power International Corp. Ltd. Class A	4,400	2,685
Huaneng Power International, Inc. Class A	2,500	2,801
SDIC Power Holdings Co. Ltd. Class A	3,600	4,017
Shenergy Co. Ltd. Class A	2,500	1,911
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,657
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	2,800
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,469
		41,945
Electrical Components & Equipment – 0.9%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	2,493
Fangda Carbon New Material Co. Ltd. Class A	800	2,603
TBEA Co. Ltd. Class A	1,900	1,980
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,495
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,009
		11,580
Electronics – 2.4%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	1,417
GoerTek, Inc. Class A	1,600	1,930
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	17,330
Han’s Laser Technology Industry Group Co. Ltd. Class A	600	3,694
Luxshare Precision Industry Co. Ltd. Class A	2,047	4,586
O-film Tech Co. Ltd. Class A	1,250	2,450
		31,407
Energy-Alternate Sources – 0.4%
Hubei Energy Group Co. Ltd. Class A	2,900	1,698
LONGi Green Energy Technology Co. Ltd. Class A	1,400	2,888
		4,586

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Engineering & Construction – 3.2%
China Communications Construction Co. Ltd. Class A	1,200	$2,228
China Gezhouba Group Co. Ltd. Class A	2,400	2,542
China National Chemical Engineering Co. Ltd. Class A	2,700	2,617
China Railway Construction Corp. Ltd. Class A	5,200	8,424
China State Construction Engineering Corp. Ltd. Class A	16,940	13,513
Metallurgical Corp. of China Ltd. Class A	6,700	3,476
Power Construction Corp. of China Ltd. Class A	4,000	3,109
Shanghai Construction Group Co. Ltd. Class A	1	—
Shanghai International Airport Co. Ltd. Class A	500	4,270
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,509
		41,688
Entertainment – 0.5%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,112
Wanda Film Holding Co. Ltd. Class A(b)(c)	750	3,766
		6,878
Environmental Control – 0.2%
Beijing Capital Co. Ltd. Class A	2,600	1,432
Tus-Sound Environmental Resources Co. Ltd. Class A	560	1,098
		2,530
Food – 2.5%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	11,508
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,559
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	11,194
Yonghui Superstores Co. Ltd. Class A	4,400	5,210
		32,471
Healthcare-Services – 0.3%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,320	3,305
Holding Companies-Diversified – 0.3%
Avic Capital Co. Ltd. Class A	3,400	2,307
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	1,715
		4,022
Home Furnishings – 2.5%
Gree Electric Appliances, Inc. of Zhuhai Class A(a)	1,200	7,009
Midea Group Co. Ltd. Class A(b)(c)	2,900	16,981
Qingdao Haier Co. Ltd. Class A	2,900	6,961
TCL Corp. Class A	5,900	2,409
		33,360

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Insurance – 6.1%
China Life Insurance Co. Ltd. Class A	1,300	$4,284
China Pacific Insurance Group Co. Ltd. Class A	2,500	12,899
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,100	1,925
New China Life Insurance Co. Ltd. Class A	700	5,134
Ping An Insurance Group Co. of China Ltd. Class A	5,500	54,740
		78,982
Investment Companies – 0.1%
SDIC Capital Co. Ltd. Class A	1,300	1,575
Iron/Steel – 1.6%
Angang Steel Co. Ltd. Class A	2,700	2,409
Baoshan Iron & Steel Co. Ltd. Class A	8,824	10,064
Hesteel Co. Ltd. Class A	5,700	2,700
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	18,060	4,356
Maanshan Iron & Steel Co. Ltd. Class A(a)	3,000	1,787
		21,316
Leisure Time – 0.8%
China International Travel Service Corp. Ltd. Class A	1,000	9,883
Machinery-Construction & Mining – 0.9%
Sany Heavy Industry Co. Ltd. Class A	4,100	5,290
Shanghai Electric Group Co. Ltd. Class A(a)	4,000	3,063
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,181
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	1,847
		12,381
Machinery-Diversified – 0.6%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,020
NARI Technology Co. Ltd. Class A	2,300	5,898
		7,918
Media – 0.5%
China South Publishing & Media Group Co. Ltd. Class A	1,000	1,754
Chinese Universe Publishing & Media Co. Ltd. Class A	800	1,268
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	1,125
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,820	2,665
		6,812
Metal Fabricate/Hardware – 0.1%
Jiangsu Shagang Co. Ltd. Class A(b)(c)	800	1,870

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Mining – 1.8%
China Molybdenum Co. Ltd. Class A	3,200	$2,120
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,527
Jiangxi Copper Co. Ltd. Class A	1,100	2,313
Jiangxi Ganfeng Lithium Co. Ltd. Class A	450	2,124
Shandong Gold Mining Co. Ltd. Class A	700	2,407
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,198
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,496
Zhejiang Huayou Cobalt Co. Ltd. Class A	420	3,252
Zhongjin Gold Corp. Ltd. Class A	1,888	1,863
Zijin Mining Group Co. Ltd. Class A	7,500	3,890
		23,190
Miscellaneous Manufacturer – 1.6%
China Jushi Co. Ltd. Class A	1,560	2,405
CRRC Corp. Ltd. Class A	10,900	13,683
Jihua Group Corp. Ltd. Class A	2,100	1,132
Kangde Xin Composite Material Group Co. Ltd. Class A(b)(c)	1,199	2,963
		20,183
Office/Business Equipment – 0.1%
Unisplendour Corp. Ltd. Class A(a)	300	1,836
Oil & Gas – 1.6%
China Petroleum & Chemical Corp. Class A	13,100	13,552
PetroChina Co. Ltd. Class A	5,100	6,795
		20,347
Oil & Gas Services – 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,259
Pharmaceuticals – 4.9%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,869
Beijing Tongrentang Co. Ltd. Class A	800	3,690
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	1,850
Dong-E-E-Jiao Co. Ltd. Class A	400	2,759
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	3,191
Huadong Medicine Co. Ltd. Class A	600	3,660
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,669	15,399
Jointown Pharmaceutical Group Co. Ltd. Class A(a)	1,000	2,202
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	7,312
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	4,584
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,053
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	2,713
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Pharmaceuticals – 4.9% (continued)
Tasly Pharmaceutical Group Co. Ltd. Class A	840	$2,792
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	2,733
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	4,414
Zhejiang NHU Co. Ltd. Class A	1,020	2,308
		63,529
Pipelines – 0.2%
Guanghui Energy Co. Ltd. Class A	3,510	2,606
Real Estate – 4.4%
China Fortune Land Development Co. Ltd. Class A	1,100	4,048
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	8,587
China Vanke Co. Ltd. Class A	4,400	15,535
Financial Street Holdings Co. Ltd. Class A	1,600	1,637
Future Land Holdings Co. Ltd. Class A	1,000	3,805
Gemdale Corp. Class A	2,400	3,163
Jinke Properties Group Co. Ltd. Class A(a)	2,700	2,024
Poly Real Estate Group Co. Ltd. Class A	5,700	10,079
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,087
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,308
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,446
Youngor Group Co. Ltd. Class A	1,400	1,507
Zhongtian Financial Group Co. Ltd. Class A(b)(c)	3,150	2,229
		57,455
Retail – 1.0%
China Grand Automotive Services Co. Ltd. Class A	2,700	2,534
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,979
Suning.com Co. Ltd. Class A	3,900	7,639
		13,152
Semiconductors – 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,920	4,564
Software – 1.4%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,943
Giant Network Group Co. Ltd. Class A(b)(c)	600	1,655
Hundsun Technologies, Inc. Class A	300	2,407
Iflytek Co. Ltd. Class A	750	3,113
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	600	939
Yonyou Network Technology Co. Ltd. Class A	910	3,678
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,434
		18,169

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2018

	Shares	Market Value
Telecommunications – 1.9%
China Spacesat Co. Ltd. Class A	600	$1,617
China United Network Communications Ltd. Class A	13,500	10,926
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,067
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,168
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,534
Hengtong Optic-electric Co. Ltd. Class A(a)	1,000	3,471
ZTE Corp. Class A(a)	1,700	4,520
		25,303
Transportation – 1.1%
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	1,389
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,253
Daqin Railway Co. Ltd. Class A	7,100	8,490
Guangshen Railway Co. Ltd. Class A	3,000	1,574
		13,706
Total Common Stocks (Cost $1,203,172)		1,186,257
Total Investments – 91.5% (Cost $1,203,172)#		1,186,257
Other assets in excess of liabilities – 8.5%		109,757
Net Assets – 100.0%		$1,296,014

(a)
Non-income producing security.

(b)
Security deemed illiquid as of September 30, 2018.

(c)
Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2018, the value of these securities amounted to $31,580 or 2.4% of net assets.

#
Cost for federal income tax purposes is $1,274,440. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$211,758
Gross unrealized depreciation	(291,254)
Net unrealized depreciation	$(79,496)

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2018

Summary of Investments by Sector^ (unaudited)
Financials	30.8%
Consumer Staples	11.2
Industrials	10.8
Consumer Discretionary	8.0
Information Technology	7.1
Materials	6.1
Health Care	5.6
Real Estate	4.6
Utilities	3.5
Energy	2.9
Telecommunication Services	0.9
Other assets in excess of liabilities	8.5
100.0%

^
As a percentage of net assets.

Financial Derivative Instruments
Open Forward Currency Exchange Contracts
Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,256,025	RMB	(8,587,934)	Brown Brothers Harriman & Co.	10/9/2018	$8,794	$—
USD	1,275,246	RMB	(8,781,601)	Brown Brothers Harriman & Co.	11/2/2018	1,666	—
USD	32,444	RMB	(222,200)	Brown Brothers Harriman & Co.	10/9/2018	174	—
USD	13,973	RMB	(95,851)	Brown Brothers Harriman & Co.	10/9/2018	52	—
USD	22,266	RMB	(153,044)	Brown Brothers Harriman & Co.	10/9/2018	39	—
USD	18,244	RMB	(125,610)	Brown Brothers Harriman & Co.	11/2/2018	27	—
RMB	133,282	USD	(19,378)	Brown Brothers Harriman & Co.	10/9/2018	—	(21)
RMB	144,146	USD	(21,050)	Brown Brothers Harriman & Co.	10/9/2018	—	(115)
RMB	8,781,601	USD	(1,277,287)	Brown Brothers Harriman & Co.	10/9/2018	—	(1,929)
						$10,752	$(2,065)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$8,687

Currency Abbreviations:
RMB — Chinese Renminbi
USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2018
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF
ASSETS
Investments in unaffiliated securities, at value	$9,146,773	$1,186,257
Cash	11,113	100,352
Foreign currency, at value*	115,807	1,532
Unrealized appreciation of forward foreign currency exchange contracts	—	10,752
TOTAL ASSETS	9,273,693	1,298,893
LIABILITIES
Unrealized depreciation of forward foreign exchange currency contracts	—	2,065
Payables:
Management fees	4,869	814
TOTAL LIABILITIES	4,869	2,879
NET ASSETS	$9,268,824	$1,296,014
COMPONENTS OF NET ASSETS
Paid-in capital	$12,015,988	$1,714,238
Total distributable earnings (loss)	(2,747,164)	(418,224)
NET ASSETS	$9,268,824	$1,296,014
NET ASSET VALUE PER SHARE
Net Asset Value	$15.30	$25.92
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	605,882	50,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$8,629,173	$1,203,172
Foreign currency, at cost	$116,406	$2,795

*
Amount includes cash at other banks for minimum reserve requirements of  $6,102 and $1,220, respectively.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2018
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$233,587	$28,619
Interest income	493	66
Other income	140	18
Less: Foreign taxes withheld	(23,424)	(2,873)
Total Investment Income	210,796	25,830
EXPENSES:
Management fees (See Note 3)	58,102	11,137
Total Expenses	58,102	11,137
NET INVESTMENT INCOME (LOSS)	152,694	14,693
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(170,111)	(102,097)
Forward foreign currency contracts	—	42,325
Foreign currency transactions	(6,059)	(35,319)
Net realized gain (loss)	(176,170)	(95,091)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(523,634)	(55,419)
Forward foreign currency contracts	—	(3,083)
Foreign currency translations	(448)	(1,206)
Net change in unrealized appreciation (depreciation)	(524,082)	(59,708)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(700,252)	(154,799)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(547,558)	$(140,106)

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP FTSE China A50 ETF
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income (loss)	$152,694	$91,661
Net realized gain (loss) on investments and foreign currency transactions	(176,170)	(41,029)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(524,082)	1,293,521
Net increase (decrease) in net assets resulting from operations	(547,558)	1,344,153
DISTRIBUTIONS TO SHAREHOLDERS	(472,784)	(70,343)*
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,496,289	852,166
Cost of Shares redeemed	—	(1,415,479)
Net increase (decrease) in net assets from Capital Transactions	3,496,289	(563,313)
Net increase (decrease) in net assets	2,475,947	710,497
NET ASSETS
Beginning of year	6,792,877	6,082,380
End of year	$9,268,824	$6,792,877**
CHANGES IN SHARES OUTSTANDING
Shares issued	200,000	50,000
Shares redeemed	—	(100,000)
Net increase (decrease) in Shares outstanding	200,000	(50,000)
Shares Outstanding, Beginning of Year	405,882	455,882
Shares Outstanding, End of Year	605,882	405,882

*
Distributions to Shareholders from net investment income.

**
Includes accumulated net investment income of  $129,213.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP MSCI China A International Hedged ETF
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income (loss)	$14,693	$12,783
Net realized gain (loss) on investments and foreign currency transactions	(95,091)	(80,401)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(59,708)	246,581
Net increase (decrease) in net assets resulting from operations	(140,106)	178,963
DISTRIBUTIONS TO SHAREHOLDERS	—	(63,186)*
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	—
Cost of Shares redeemed	—	—
Net increase (decrease) in net assets from Capital Transactions	—	—
Net increase (decrease) in net assets	(140,106)	115,777
NET ASSETS
Beginning of year	1,436,120	1,320,343
End of year	$1,296,014	$1,436,120**
CHANGES IN SHARES OUTSTANDING
Shares issued	—	—
Shares redeemed	—	—
Net increase (decrease) in Shares outstanding	—	—
Shares Outstanding, Beginning of Year	50,002	50,002
Shares Outstanding, End of Year	50,002	50,002

*
Distributions to Shareholders from net investment income.

**
Includes accumulated net investment loss of  $(64,746).

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$16.74	$13.34	$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	0.31	0.23	0.13	0.17
Net realized and unrealized gain (loss)	(0.59)	3.32	0.50(b)	(2.08)(b)
Total income (loss) from operations	(0.28)	3.55	0.63	(1.91)
Less Distributions From:
Net investment income	(1.16)	(0.15)	(2.38)	—
Total distributions	(1.16)	(0.15)	(2.38)	—
NET ASSET VALUE, End of Period	$15.30	$16.74	$13.34	$15.09
MARKET VALUE, End of Period	$15.35	$16.81	$13.52	$14.93
NET ASSET VALUE, Total Return(c)	(2.34)%	26.94%	3.07%	(11.24)%
MARKET PRICE, Total Return(d)	(2.11)%	25.80%	5.58%	(12.18)%
Net Assets, End of Period (thousands)	$9,269	$6,793	$6,082	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70%	0.70%	0.70%	0.99%**
Net Expenses	0.70%	0.70%	0.69%	0.99%**
Net Investment Income (Loss)	1.84%	1.57%	0.95%	1.44%**
Portfolio Turnover Rate(e)	20%	34%	410%	266%

*
Commencement of operations, March 10, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$28.72	$26.41	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	0.29	0.26	0.13
Net realized and unrealized gain (loss)	(3.09)	3.31	(3.72)
Total income (loss) from operations	(2.80)	3.57	(3.59)
Less Distributions From:
Net investment income	—	(1.26)	—
Total distributions	—	(1.26)	—
NET ASSET VALUE, End of Period	$25.92	$28.72	$26.41
MARKET VALUE, End of Period	$25.59	$28.51	$26.37
NET ASSET VALUE, Total Return(b)	(9.75)%	14.08%	(11.97)%
MARKET PRICE, Total Return(c)	(10.07)%	13.01%	(12.10)%
Net Assets, End of Period (thousands)	$1,296	$1,436	$1,320
Ratios of Average Net Assets:
Net Expenses	0.79%	0.79%	0.79%**
Net Investment Income (Loss)	1.04%	0.95%	0.49%**
Portfolio Turnover Rate(d)	16%	1%	70%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018
1. Organization
CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two investment portfolios: the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF (each a “Fund” and collectively, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.
The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index and the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index (each an “Index” and collectively, the “Indices”).
CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).
The Net Asset Value (the “NAV”) of the Funds’ shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (“EST”)). The Funds’ NAV-per-share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding.
The Funds are exchange-traded funds (“ETFs”), which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the “Exchange”). Each share of a Fund represents partial ownership in an underlying portfolio of securities intended to track the designated market index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (“APs”) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (“ALPS”).
Under the Trust’s organizational documents, the Board of Trustees (the “Board”) and the Trust’s officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties, which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.
a. Basis of Presentation
The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).
b. Investment Valuation
The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.
In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as “tracking error.”
The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.
The three tier hierarchy of inputs is summarized below:
•
Level 1 — quoted prices in active markets for identical securities

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the valuations as of September 30, 2018, for the Funds based upon the three levels defined above:
CSOP FTSE China A50 ETF
At September 30, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$9,146,773	$8,881,581	$—	$265,192
Total Investments, at value	$9,146,773	$8,881,581	$—	$265,192

CSOP MSCI China A International Hedged ETF
At September 30, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,186,257	$1,154,677	$—	$31,580
Total Investments, at value	$1,186,257	$1,154,677	$—	$31,580
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$10,752	$—	$10,752	$—
Liabilities
Forward Foreign Currency Contracts	$(2,065)	$—	$(2,065)	$—
Total Other Financial Instruments	$8,687	$—	$8,687	$—

Please refer to the Schedules of Investments to view equity securities segregated by industry type.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2017, through September 30, 2018. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

CSOP FTSE China A50 ETF
Common Stocks
Balance as of September 30, 2017	$83,354
Total realized gain (loss)	(35,902)
Change in unrealized appreciation (depreciation)	33,614
Purchases	—
(Sales)	(81,066)
Transfer In	265,192
Transfer Out	—
Balance as of September 30, 2018	$265,192
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2018*	$(62,653)

CSOP MSCI China A International Hedged ETF
Common Stocks
Balance as of September 30, 2017	$34,069
Total realized gain (loss)	(12,300)
Change in unrealized appreciation (depreciation)	7,395
Purchases	3,568
(Sales)	(23,212)
Transfer In	22,060
Transfer Out	—
Balance as of September 30, 2018	$31,580
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2018*	$(6,836)

*
Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:
CSOP FTSE China A50 ETF
	Fair Value at September 30, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$265,192	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (9/30/2018)

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

CSOP MSCI China A International Hedged ETF
	Fair Value at September 30, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$31,580	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (9/30/2018)
A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:
Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease
The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of September 30, 2018:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$10,752	Unrealized depreciation of forward foreign currency contracts	$2,065
The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Operations for the year ended September 30, 2018:
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Gain (Loss)	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on Forward foreign currency contracts	$42,325	$—
	Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	$—	$(3,083)
The average notional amount of forward foreign currency contracts during the year ended September 30, 2018 on CSOP MSCI China A International Hedged ETF, was as follows:
Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$2,339,447

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

c. Foreign Currency Translations
The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.
d. Investment Transactions and Income
For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.
Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.
e. Dividends and Distributions
Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the distribution requirements of the Internal Revenue Code (the “Code”), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve the Funds’ eligibility for treatment as a registered investment company (“RIC”) under the Code.
f. Forward Foreign Currency Contracts
The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
g. Time Deposits
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

2. Summary of Significant Accounting Policies – (continued)

h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Federal Income Tax
It is the policy of the Funds to qualify as RICs under Subchapter M of the Code and to distribute substantially all of their net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provisions are required as long as the Funds qualify as RICs.
As of and during the year ended September 30, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.
The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.
Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be in 2018 tax returns. Each Fund’s federal tax return for the three prior fiscal years remains subject to examination by the Internal Revenue Service.
3. Transactions with Affiliates
a. Investment Advisory Agreement
The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs, as well as other administrative matters.
For its services to the Funds during the year ended September 30, 2018, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70% and 0.79% respectively, of average daily net assets of the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF respectively.
Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for, and the Funds will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.
The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies. During the year ended September 30, 2018, there were no transactions with affiliated parties.
b. Distribution Agreement
ALPS Distributors, Inc. (“ALPS”), a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

3. Transactions with Affiliates – (continued)

c. Other Agreements
Administrator, Custodian, Fund Accountant and Transfer Agent
Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.
Chief Compliance Officer, Treasurer and Principal Financial Officer
Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer and Principal Financial Officer.
d. Related Party Investments
The Funds are permitted to enter into forward foreign currency contracts and time deposits with BBH, a related party to the Administrator, Custodian and Transfer Agent. All forward foreign currency contracts with BBH as of September 30, 2018, have been disclosed in the Schedules of Investments. As of September 30, 2018, the Funds did not have open time deposits with BBH.
4. Capital Share Transactions
The Funds’ offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares “Creation Unit”. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.
Shares of the Funds will be listed and traded on the Exchange on each day that it is open for business (“Business Day”). Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Funds’ shares trade at market prices rather than at their NAV, shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).
Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
5. Investment Transactions
During the year ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:
Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$4,727,894	$1,659,753
CSOP MSCI China A International Hedged ETF	223,877	296,174

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

6. Principal Risks
As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.
Risk of Investing in China
Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.
Risk of Investments in A-Shares
The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (“RQFII”) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.
The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to “fair value” a portion of their portfolio holdings. In such case, the

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

6. Principal Risks – (continued)

determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.
Risk of Investment and Repatriation Restrictions
Investments by the Funds in the People’s Republic of China (“China” or the “PRC”) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.
A-Shares Tax Risk
The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.
Risk of Investing Through Shanghai-Hong Kong Stock Connect
The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.
Risk of Investing in Issuers listed on the ChiNext Board
The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

6. Principal Risks – (continued)

Authorized Participant Concentration Risk
Only an AP (as defined in note 4. Capital Share Transactions) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as AP. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk
To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.
Costs of Buying or Selling Fund Shares
Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Funds’ returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.
Custody Risk
Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.
Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.
Derivatives Risk
The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.
Emerging Markets Risk
While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

6. Principal Risks – (continued)

Equity Securities Risk
An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.
Financial Sector Risk
The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.
Index Tracking Error Risk
As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.
International Closed Market Trading Risk
Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Large-Capitalization Securities Risk
The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.
Market Risk
Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.
Mid-Capitalization Securities Risk
The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

6. Principal Risks – (continued)

Non-U.S. Currency Risk
The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (“RMB”) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.
Non-U.S. Securities Risk
Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.
Passive Investment Risk
The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.
Risk of Cash Transactions
Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.
Secondary Market Trading Risk
Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
Shares of the Fund May Trade at Prices Other than NAV
Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

7. Beneficial Ownership
Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.
8. Federal Income Taxes
Each Fund intends to qualify and elect to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as a regulated investment company, the Funds must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of their “investment company taxable income” (which includes dividends, interest and net short-term capital gains).
As RICs, the Funds generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that a Fund distributes to its shareholders. If the Funds fail to qualify as a RIC for any year, (subject to certain curative measures allowed by the Code) the Funds will be subject to regular corporate-level income tax in that year on all of the taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.
Tax character of distributions to shareholders paid during the years ended September 30, 2018, and September 30, 2017, were as follows:
	Ordinary Income
Fund	2018	2017
CSOP FTSE China A50 ETF	$472,784	$70,343
CSOP MSCI China A International Hedged ETF	—	63,186
As of September 30, 2018, and as of September 30, 2017, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income		Net Unrealized Appreciation (Depreciation)		Late Year Ordinary Loss Deferral		Capital Loss Carryforward
Fund	2018	2017	2018	2017	2018	2017	2018	2017
CSOP FTSE China A50 ETF	$183,309	$388,293	$(15,148)	$598,006	$—	$—	$(2,915,325)	$(2,713,121)
CSOP MSCI China A International Hedged ETF	30,025	—	(80,759)	(7,067)	—	(7,695)	(367,490)	(263,357)
Primarily as a result of differing book/tax treatment of investment activity, on September 30, 2018, reclassifications are as follows:
	Increase (Decrease)
Fund	Total Distributable Earning (Loss)	Paid-in Capital
CSOP FTSE China A50 ETF	$—	$—
CSOP MSCI China A International Hedged ETF	1	(1)
These reclassifications are primarily related to U.S. Internal Revenue Code Section 988 currency transactions, PFICs sold by the Funds.
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investments in passive foreign investment companies (PFIC).

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2018

8. Federal Income Taxes – (concluded)

The Funds have capital loss carryforwards as of September 30, 2018, which are as follows:
	Capital Loss Carryforward
Fund	Short-Term	Long-Term	Total
CSOP FTSE China A50 ETF	$2,089,115	$826,210	$2,915,325
CSOP MSCI China A International Hedged ETF	259,053	108,437	367,490
Under the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards incurred in tax years starting after December 22, 2010 will not be subject to expiration.
9. New Accounting Pronouncements
In August 2018, the SEC released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to confirm them to U.S. General Accepted Accounting Principles (“U.S. GAAP”) for investment companies. The Trust’s financial statements were prepared in compliance with the new amendments to Regulation S-X.
10. Subsequent Events
In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of CSOP ETF Trust
   and the Shareholders of CSOP FTSE China A50 ETF and
   CSOP MSCI China A International Hedged ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of CSOP FTSE China A50 ETF and CSOP MSCI China A International Hedged ETF, each a series of shares of beneficial interest in CSOP ETF Trust (the “Funds”), including the schedules of investments, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or period in the three year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for each of the years or period in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period March 10, 2015 (commencement of operations) to September 30, 2015 for the CSOP FTSE China A50 ETF were audited by other auditors, whose report dated November 30, 2015 expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the CSOP ETF Trust since 2016.
Philadelphia, Pennsylvania
November 21, 2018

ADDITIONAL FEDERAL TAX INFORMATION
September 30, 2018 (unaudited)
For the taxable period ended September 30, 2018, the following percentages of income dividend paid by the Fund are hereby designated as qualified dividend income:
Qualified Dividend Income
CSOP FTSE China A50 ETF	42.89%
The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.
The following Fund met the requirements of Section 853 of the Internal Revenue Code and elected to pass through to its shareholders credit for foreign taxes paid. The total amount of income received by the Fund from resources within the foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
CSOP FTSE China A50 ETF	$233,587	$0.39	$23,424	$0.04
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.

OTHER INFORMATION (unaudited)
Proxy Voting Information
A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SUPPLEMENTAL INFORMATION (unaudited)
Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.
CSOP FTSE China A50 ETF
Period Covered: October 1, 2017 through September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	1.26%
Greater than 1.5% and Less than 2.0%	12	5.04%
Greater than 1.0% and Less than 1.5%	12	5.04%
Greater than 0.5% and Less than 1.0%	45	18.91%
Between 0.5% and -0.5%	106	44.54%
Less than -0.5%	60	25.21%
Total	238	100.00%

CSOP MSCI China A International Hedged ETF
Period Covered: October 1, 2017 through September 30, 2018
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	5.41%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	1	2.70%
Between 0.5% and -0.5%	11	29.73%
Less than -0.5%	23	62.16%
Total	37	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding (Born: 1969)	Trustee (since 2015)(4)	CEO of CSOP Asset Management Limited (2010 – present)	2	CSOP Asset Management Limited
(2010 – present); Chinese Asset
Management Association of
Hong Kong Limited (2013 – present);
Chinese Securities Association of
Hong Kong (2013 – present);
Source CSOP Markets plc (2014 – 2017);
CSOP Alternative Funds plc (2014 – 2016);
CSOP Investment Funds plc (2014 – 2017);
Alternative Value Investments Limited
(2016 – present); Famous Dragon Capital
Limited (2016 – present); The Hong Kong
Chinese Enterprises Association
(2015 – present); Chinese Financial
Association of Hong Kong (2015 – present).
CSOP Asset Management Pte. Ltd.
				(2018 – present).
Independent Trustees
Karl-Otto Hartmann (Born: 1955)	Trustee (since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University School of Law (2007 – present)	2	Horizons ETF Trust (2014 – 2017).
Chia Ling Chen (Born: 1970)	Trustee (since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	2	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – 2018).

(1)
Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong.

(2)
Each Trustee shall serve until death, resignation or removal.

(3)
The term “Fund Complex” refers to CSOP ETF Trust.

(4)
Ms. Ding may be deemed to be an “interested” person of the Funds, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)
Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (since 2015); and Principal Executive Officer (since 2016)	CEO, CSOP Asset Management Limited (2010 – present)
Michelle Wong (Born: 1980)	Secretary (since 2015)	Senior Executive Director, General
Counsel and CCO, CSOP Asset
Management Ltd.
(2017 – present); Director,
China Southern Dragon Dynamic
Multi Strategy Fund SPC
(2017 – present); Director, China
Southern Dragon Dynamic Fund
(2016 – present); Director, CSOP
Simpleway Multi Strategy
Fund SPC (2016 – present);
Executive Director, General Counsel and CCO, CSOP Asset Management
Ltd. (2016 – 2017); Director,
General Counsel and Head of Legal and Compliance, CSOP Asset Management Ltd. (2015 – 2016);
Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Assistant Solicitor, Reed Smith Richards Butler (2009 – 2014).
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (since 2015)	Senior Director, Foreside Fund Management Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014)
Patrick J. Keniston, Esq. (Born: 1964)	Chief Compliance Officer (since 2015)	Managing Director, Foreside Fund Officer Services, LLC (October 2008 – present)

(1)
The business address of Mses. Chen Ding and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is 3 Canal Plaza, Portland, ME 04101.

(2)
Each officer shall serve until death, resignation or removal.

DISCLAIMERS (unaudited)

CSOP FTSE China A50 ETF
FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.
ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.
CSOP MSCI China A International Hedge ETF
MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY

MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

CSOP ETF TRUST

Investment Adviser
CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares and other information.

Item 2. Code of Ethics.

As of the period ended September 30, 2015, the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 12(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Karl-Otto Hartmann possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Karl-Otto Hartmann as the Registrant’s audit committee financial expert. Mr. Karl-Otto Hartmann is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $39,000 in 2017 and $26,000 in 2018.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2017 and $0 in 2018.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $12,000 in 2017 and $8,000 in 2018.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2017 and $0 in 2018.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years of the Registrant were $0 for 2017 and $0 for 2018.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees by the Registrant’s Board of Trustees that would require disclosures herein.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title:  Principal Executive Officer

Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Ding Chen

Ding Chen

Title: Principal Executive Officer

Date: December 6, 2018

By: (Signature and Title)

/s/ Monique Labbe

Monique Labbe

Title: Treasurer and Principal Financial Officer

Date: December 6, 2018